DERIVATIVES FINANCIAL ASSETS AND DERIVATIVES FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
DERIVATIVES FINANCIAL ASSETS AND DERIVATIVES FINANCIAL LIABILITIES
Disclosure of derivatives financial assets and derivatives financial liabilities

14.    DERIVATIVES FINANCIAL ASSETS AND DERIVATIVES FINANCIAL LIABILITIES

Derivative financial assets and derivative financial liabilities of the Group are primarily commodity futures and swaps. See Note 38.